BORROWINGS (Details Narrative)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fixed interest rate	6.64%	6.64%	4.73%
Bank loan [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 633,000	RM 2,000,000
Fixed interest rate	4.39%	4.39%	4.53%
Installments	$ 4,891	RM 15,454